Concentration Disclosure (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues generated
Concentrations, description	100% of its revenues from three customers	100% with three customers
Accounts receivable with
Concentrations, description	100% of its accounts receivable with three customers	100% with three customers